Submission	Apr. 13, 2026
Submission [Line Items]
Central Index Key	0001320414
Registrant Name	SELECT MEDICAL HOLDINGS CORP
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES